UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

SEMI - ANNUAL REPORT

December 31, 2007

AZZAD FUNDS

8000 Town Centre Drive •  Suite 400  •  Broadview Heights, Ohio 44147

888-350-3369 or 440-922-0066 •  Fax: 440-922-0110   •  www.azzadfund.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds

AZZAD ETHICAL INCOME FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AZZAD ETHICAL MID CAP FUND

           PORTFOLIO ANALYSIS

              DECEMBER 31, 2007 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Azzad Ethical Income Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value		S&Co %

COMMON STOCKS - 90.98%

Agricultural Chemicals - 3.63%
1,600	Terra Nitrogen Co.	$ 239,248		3.63%

Beverages - 3.98%
1,800	Coca Cola Co.	110,466
2,000	Pepsico, Inc.	151,800
		262,266		3.98%
Chemicals & Allied Products - 4.80%
5,800	FMC Corp.	316,390		4.80%

Crude Petroleum & Natural Gas - 1.95%
2,600	Sasol Ltd. (South Africa) ADR	128,622		1.95%

Deep Sea Foreign Transportation - 3.04%
3,000	Diana Shipping, Inc. (Greece)	94,380
4,000	Eagle Bulk Shipping, Inc.	106,200
		200,580		3.04%
Drilling Oil & Gas Wells - 2.43%
1,600	Atwood Oceanics, Inc. *	160,384		2.43%

Electric & Other Services - 14.90%
2,000	CPFL Energy, Inc. (Brazil)	113,320
4,500	Cleco Corp.	125,100
2,300	ENEL Societa Per Azioni (Italy)	135,815
1,300	Entergy Corp.	155,376
3,600	Alliant Energy Corp.	146,484
1,800	Exelon Corp.	146,952
2,800	Emerson Electric Co.	158,648
		981,695		14.90%
Fabricated Structural Metal - 1.75%
1,800	Harsco Corp.	115,326		1.75%

Food and Kindred Products - 2.05%
3,600	Unilever PLC (United Kingdom)	134,712		2.05%

Gas & Other Services Combined - 2.25%
2,400	Sempra Energy	148,512		2.25%

Industrial Inorganic Chemicals - 1.65%
1,100	Air Products & Chemical, Inc.	108,493		1.65%

Laboratory Analytical Instrument - 1.73%
1,000	Mettler Toledo International, Inc. *	113,800		1.73%

Metal Mining - 1.60%
1,000	Southern Copper Corp.	105,130		1.60%

Misc. Fabricated Metal - 1.60%
1,400	Parker Hannifin Corp.	105,434		1.60%

Natural Gas Distribution - 2.13%
3,000	National Fuel Gas Co.	140,040		2.13%

Natural Gas Transmisison & Distribution - 1.62%
2,000	Equitable Resources, Inc.	106,560		1.62%

Paperboard Containers & Boxes - 1.88%
4,400	Packaging Corp. Of America	124,080		1.88%

Perfumes, Cosmetics & Other - 3.22%
2,600	Avon Products, Inc.	102,778
1,400	Colgate-Palmolive Co.	109,144
		211,922		3.22%
Pharmaceutical Preparations - 5.95%
2,700	Abbott Laboratories	151,605
1,600	Johnson & Johnson	106,720
2,300	Merck & Co., Inc.	133,653
		391,978		5.95%
Pipe Lines (No Natural Gas) - 0.04%
53	Kinder Morgan Management LLC.	2,809		0.04%

Radiotelephone Communications - 4.61%
6,500	Chunghwa Telecom Co. Ltd. (Taiwan)	137,215
4,000	Vimpel-Communications (osj) (Russia) *	166,400
		303,615		4.61%
Refuse Systems - 1.90%
4,000	Republic Services, Inc.	125,400		1.90%

Retail-Drug Stores and Properties - 1.57%
2,600	CVS Caremark Corp.	103,350		1.57%

Search, Detection, Navigation - 1.71%
1,800	Harris Corp.	112,824		1.71%

Soap, Detergents and Cleang Preparations - 5.26%
2,100	Church & Dwight Co., Inc.	113,547
2,400	Ecolab, Inc.	122,904
1,500	Procter & Gamble Co.	110,130
		346,581		5.26%
Specialty Cleaning, Polishing - 1.68%
1,700	Clorox Co.	110,789		1.68%

Surgical & Medical Instruments - 3.72%
1,900	Baxter International, Inc.	110,295
1,800	Stryker Corp.	134,496
		244,791		3.72%
Telephone Communications - 6.73%
2,000	Philippine Long Distance Telephone (Philippines)	151,440
3,000	PT Indosat Terbuka (Indonesia) *	139,920
5,500	Turkcell Iletism Hizmetleri AS (Turkey) *	151,635
		442,995		6.72%
Wholesale-Drugs, Proprietaries - 1.60%
1,600	McKesson Corp.	104,816		1.59%

TOTAL FOR COMMON STOCKS (Cost $5,648,314) - 90.98%		$ 5,993,142	$ 5,993,142	90.98%

Real Estate Investment Trusts - 2.29%
3,200	Rayonier, Inc.	151,168		2.29%

Total For Real Estate Investment Trusts (Cost $147,617) - 2.29%		151,168

TOTAL INVESTMENTS (Cost $5,795,931) - 93.27%		$ 6,144,310		93.27%

OTHER ASSETS LESS LIABILITIES - 6.73%		443,069		6.73%

NET ASSETS - 100.00%		$ 6,587,379		100.00%

* Non-income producing securities during the period.
ADR- American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value		S&Co %

COMMON STOCKS - 92.02%

Beverages - 3.20%
700	Coca Cola Co.	$ 42,959
900	Pepsico, Inc.	68,310
		111,269		3.20%
Bituminous Coal & Lignite Surface Mining - 1.95%
1,100	Peabody Energy Corp.	67,804		1.95%

Chemicals & Allied Products - 1.27%
300	BASF Aktiengesellschaft (Germany) *	44,220		1.27%

Computer Storage Devices 2.95%
3,400	Western Digital Corp. *	102,714		2.95%

Crude Petroleum & Natural Gas - 5.80%
600	Brazilian Petroleum Corp. (Brazil) *	69,144
2,200	Denbury Resources, Inc. *	65,450
1,200	Southwestern Energy Co. *	66,864
		201,458		5.80%
Drilling Oil & Gas Wells - 3.17%
1,100	Atwood Oceanics, Inc. *	110,264		3.17%

Electric & Other Services Combined - 1.88%
800	Exelon Corp.	65,312		1.88%

Eletric Services - 2.00%
2,500	Cleco Corp.	69,500		2.00%

Electronic & Other Eletrical - 1.96%
1,200	Emerson Electric Co.	67,992		1.96%

Electronic Connectors - 4.54%
3,400	Amphenol Corp.	157,658		4.54%

Guided Missiles & Space Vehicle - 2.03%
1,000	Goodrich Corp.	70,610		2.03%

Hazardous Waste Management - 2.22%
1,300	Stericycle, Inc. *	77,220		2.22%

Laboratory Analytical Instrument - 1.96%
600	Mettler Toledo International, Inc. *	68,280		1.96%

Metal Mining - 2.03%
700	Cleveland Cliffs, Inc.	70,560		2.03%

Natural Gas Distribution - 2.42%
1,800	National Fuel Gas Co.	84,024		2.42%

Perfumes, Cosmetics & Other - 1.71%
1,500	Avon Products, Inc.	59,295		1.71%

Pharmaceutical Preparations - 7.44%
1,500	Hospira, Inc. *	63,960
1,000	Johnson & Johnson	66,700
2,200	Merck & Co., Inc.	127,842
		258,502		7.44%
Pumps & Pumping Equipment - 3.87%
1,400	Flowserve Corp.	134,680		3.87%

Radiotelephone Communications - 2.25%
3,700	Chunghwa Telecom Co. Ltd. (Taiwan)	78,107		2.25%

Retail-Drug Stores and Proprietary Stores - 6.60%
3,200	CVS Caremark Corp.	127,200
1,400	Express Scripts, Inc. *	102,200
		229,400		6.60%
Search, Detection, Navagation - 1.80%
1,000	Harris Corp.	62,680		1.80%

Semiconductors & Related Devices - 10.41%
1,200	MEMC Electronics Materials, Inc. *	106,188
1,900	NVIDIA Corp. *	64,638
1,100	Sigma Designs, Inc. *	60,720
1,000	Sunpower Corp. *	130,390
		361,936		10.41%
Services-Educational Services - 2.22%
1,100	Apollo Group, Inc. *	77,165		2.22%

Services- Prepackaged Software - 2.16%
1,200	Salesforce Com, Inc. *	75,228		2.16%

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics - 3.89%
2,500	Church & Dwight Co., Inc.	135,175		3.89%

Steel Works, Blast Furnaces - 2.66%
2,000	AK Steel Holding Corp. *	92,480		2.66%

Surgical & Medical Instruments - 3.99%
1,100	Baxter International, Inc.	63,855
1,000	Stryker Corp.	74,720
		138,575		3.99%
Telephone Communications - 1.75%
700	China Mobile Ltd. (Hong Kong)	60,809		1.75%

Wholesale-Drugs, Proprietaries - 1.89%
1,000	McKesson Corp.	65,510		1.88%

TOTAL FOR COMMON STOCKS (Cost $2,853,180) - 92.02%		$ 3,198,427	3,198,427	92.02%

TOTAL INVESTMENTS (Cost $2,853,180) - 92.02%		$ 3,198,427

OTHER ASSETS LESS LIABILITIES - 7.98%		277,553		7.98%

NET ASSETS - 100.00%		$ 3,475,980		100.00%

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Assets and Liabilities
December 31, 2007 (Unaudited)

	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund
Assets:
Investment Securities at Value (Cost $5,795,931 and
$2,853,180, respectively)	$ 6,144,310	$ 3,198,427
Cash	467,413	283,366
Receivables:
Dividends	7,740	3,078
Total Assets	6,619,463	3,484,871
Liabilities:
Accrued Management Fees (Note 3)	20,543	1,000
Accrued Distribution (12b-1) Fees (Note 7)	8,741	3,273
Other Accrued Expenses	2,800	4,618
Total Liabilities	32,084	8,891
Net Assets	$ 6,587,379	$ 3,475,980

Net Assets Consist of:
Paid In Capital	$ 6,167,720	$ 3,263,462
Accumulated Undistributed Net Investment Income (Loss)	15,999	(18,520)
Accumulated Undistributed Realized Gain (Loss) on Investments	55,281	(114,209)
Unrealized Appreciation in Value of Investments	348,379	345,247
Net Assets, for 1,139,964 and 351,525 Shares Outstanding, respectively	$ 6,587,379	$ 3,475,980

Net Asset Value Per Share	$ 5.78	$ 9.89

The accompanying notes are an integral part of these financial statements.

Azzad Funds
Statements of Operations
For the six months ended December 31, 2007 (Unaudited)
	Azzad	Azzad
	Ethical Income	Ethical Mid Cap
	Fund	Fund
Investment Income:
Dividends (Net of foreign taxes withheld $955 and $22 respectivly)	$ 99,243	$ 13,237
Total Investment Income	99,243	13,237

Expenses:
Advisory Fees (Note 3)	32,910	16,714
Transfer Agent Fees	7,992	7,992
Administrative Fees	5,398	5,398
Distribution (12b-1) Fees (Note 7)	4,937	2,507
Audit Fees	3,066	3,066
Blue Sky Fees	2,786	2,786
Custodial Fees	1,782	1,782
Legal Fees	4,297	4,297
Miscellaneous Fees	575	575
Insurance Fees	414	414
Total Expenses	64,157	45,531
Fees Waived and Reimbursed by the Advisor (Note 3)	(1,627)	(13,775)
Net Expenses	62,530	31,756

Net Investment Income (Loss)	36,713	(18,519)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	74,369	(91,035)
Net Change in Unrealized Appreciation on Investments	105,611	200,986
Net Realized and Unrealized Gain on Investments	179,980	109,951

Net Increase in Net Assets Resulting from Operations	$ 216,693	$ 91,432

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Income Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	12/31/2007	6/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 36,713	$ (27,999)
Net Realized Gain on Investments	74,369	376,005
Unrealized Appreciation on Investments	105,611	192,341
Net Increase in Net Assets Resulting from Operations	216,693	540,347

Distributions to Shareholders:
Net Investment Income	(20,714)	-
Realized Gains	(261,515)	(106,539)
Total Distributions	(282,229)	(106,539)

Capital Share Transactions (Note 4)	308,062	3,785,134

Total Increase in Net Assets	242,526	4,218,942

Net Assets:
Beginning of Period	6,344,853	2,125,911

End of Period (Includes Undistributed Net Investment Income of $15,999 and $0,	$ 6,587,379	$ 6,344,853
Respectively)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	12/31/2007	6/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (18,519)	$ (58,893)
Net Realized Gain (Loss) on Investments	(91,035)	266,310
Unrealized Appreciation on Investments	200,986	47,373
Net Increase in Net Assets Resulting from Operations	91,432	254,790

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(188,918)	(219,575)
Total Distributions	(188,918)	(219,575)

Capital Share Transactions (Note 4)	419,600	(46,059)

Total Increase (Decrease) in Net Assets	322,114	(10,844)

Net Assets:
Beginning of Period	3,153,866	3,164,710

End of Period (Includes Undistributed Net Investment Loss of $18,520	$ 3,475,980	$ 3,153,866
and $0, Respectively)

The accompanying notes are an integral part of these financial statements.

Azzad Ethical Income Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2007		6/30/2007	6/30/2006	6/30/2005	6/30/2004	6/30/2003

Net Asset Value, at Beginning of Period	$ 5.82		$ 5.31	$ 5.31	$ 5.07	$ 4.51	$ 4.53

Income From Investment Operations:
Net investment income (loss)	0.03		(0.04)	(0.06)	(0.05)	(0.05)	(0.03)
Net Gain on Securities (Realized and Unrealized)	0.24		0.75	0.23	0.29	0.61	0.01
Total from Investment Operations	0.21		0.71	0.17	0.24	0.56	(0.02)

Distributions:
Net Investment Income	(0.02)		0.00	0.00	0.00	0.00	0.00
Realized Gains	(0.23)		(0.20)	(0.17)	0.00	0.00	0.00
Total from Distributions	(0.25)		(0.20)	(0.17)	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 5.78		$ 5.82	$ 5.31	$ 5.31	$ 5.07	$ 4.51

Total Return **	3.61%		13.54%	3.18%	4.73%	12.42%	(0.44)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,587		$ 6,345	$ 2,126	$ 1,495	$ 1,203	$ 601
Before Waivers
Ratio of Expenses to Average Net Assets	1.95%	(a)	2.38%	3.04%	6.14%	4.29%	16.29%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.07%	(a)	(0.84)%	(1.89)%	(4.91)%	(3.17)%	(15.15)%
After Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	2.25%	2.25%	2.25%	2.22%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.12%	(a)	(0.71)%	(1.10)%	(1.02)%	(1.10)%	(1.11)%
Portfolio Turnover	176.05%		719.22%	145.55%	122.47%	156.29%	82.52%

* Per share net investment income ( loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized
The accompanying notes are an integral part of these financial statements.

Azzad Ethical Mid Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	12/31/2007		6/30/2007	6/30/2006	6/30/2005	6/30/2004	6/30/2003

Net Asset Value, at Beginning of Period	$ 10.11		$ 9.65	$ 9.30	$ 8.30	$ 7.33	$ 7.51

Income From Investment Operations:
Net Investment Loss *	(0.06)		(0.15)	(0.16)	(0.14)	(0.03)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.39		1.09	1.18	1.14	1.00	(0.15)
Total from Investment Operations	0.33		0.94	1.02	1.00	0.97	(0.18)

Distributions:
Net Investment Income	0.00		0.00	0.00	0.00	0.00	0.00
Realized Gains	(0.55)		(0.48)	(0.67)	0.00	0.00	0.00
Total from Distributions	(0.55)		(0.48)	(0.67)	0.00	0.00	0.00

Net Asset Value, at End of Period	$ 9.89		$ 10.11	$ 9.65	$ 9.30	$ 8.30	$ 7.33

Total Return **	3.26%		10.21%	11.04%	12.05%	13.23%	(2.40)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,476		$ 3,154	$ 3,165	$ 2,255	$ 1,167	$ 289
Before Waivers
Ratio of Expenses to Average Net Assets	2.72%	(a)	2.45%	2.41%	5.22%	6.69%	36.78%
Ratio of Net Investment Loss to Average Net Assets	(1.93)%	(a)	(1.78)%	(1.81)%	(4.63)%	(5.28)%	(35.23)%
After Waivers
Ratio of Expenses to Average Net Assets	1.90%	(a)	2.25%	2.25%	2.25%	2.20%	2.25%
Ratio of Net Investment Loss to Average Net Assets	(1.11)%	(a)	(1.58)%	(1.65)%	(1.65)%	(0.79)%	(0.70)%
Portfolio Turnover	154.42%		535.74%	147.73%	144.86%	185.48%	33.94%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Annualized
The accompanying notes are an integral part of these financial statements.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED)

Note 1. Organization

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 16, 1996. There are two series within the Trust that are presently operating. The Azzad Ethical Income Fund (the "Income Fund"), commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad Ethical Mid Cap Fund (the “Mid Cap Fund”), commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

The Azzad Ethical Mid Cap Fund’s primary investment objective is to provide shareholders with long-term capital appreciation consistent with ethical principles.

The Azzad Ethical Income Fund’s primary investment objective is to provide shareholders with current income and, as a secondary objective the Fund seeks appreciation of capital consistent with ethical principles.

Each Fund should be considered a long-term investment and is not appropriate for short-term goals. Each Fund may also be used in all types of retirement and college savings plans including Separately Managed (Wrap) programs.

Note 2.  Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Security Transactions and Related Investment Income- Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes- The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to their shareholders. Accordingly, no federal income tax provision is required.

Dividends and Distributions to shareholders- Dividends and distributions to shareholders are recorded on ex-dividend date. The Funds will distribute their net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Funds distribute tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

New Accounting Pronouncements-The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes on July 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”.  The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements.  The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).  The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.  At this time, management is evaluating the implications of FAS 157, and the impact, if any, of this standard on the Funds’ financial statements has not yet been determined.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

Note 3. Transactions with the Advisor and Affiliates

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Funds’ investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% and 1.00% for the Income Fund and Mid Cap Fund respectively, of the average daily net assets. Wright Investors Services was the Sub-Advisor to the Funds until December 31, 2006.  The Sub-Advisor was compensated directly by the Advisor.

For the six months ended December 31, 2007, the Advisor earned $32,910 and $16,714 from the Income Fund and Mid Cap Fund, respectively. The Advisor was owed $20,543 and $1,000 from the Income Fund and Mid Cap Fund, respectively.

The Funds’ investment adviser has agreed to waive all or a portion of its fees or reimburse each Fund for certain operating expenses, to the extent necessary to limit each Fund’s total annual operating expenses to 1.90% of average daily net assets. This agreement is in effect for a ten-year period beginning July 1, 2007. “Operating expenses,” for purposes of the expense cap agreement, excludes brokerage costs, interest, taxes, litigation, and other extraordinary expenses.  Any waiver or reimbursement of operating expenses by the adviser is subject to repayment by each Fund within three fiscal years after such reimbursement or waiver occurred, if the Fund is able to make the repayment without exceeding the 1.90% expense limitation. For the six months ended December 31, 2007, the Advisor waived fees of $1,627 for the Income Fund and $13,775 for the Mid Cap Fund.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by Advisor to the Funds.  Fees waived or expenses reimbursed during a given year may be paid to Advisor during the following three year period to the extent that payment of such expenses does not cause the Funds to exceed the expense limitation.  As of December 31, 2007, the cumulative unreimbursed amount paid or waived by Advisor on behalf of the Funds are $69,149 and $70,279 for the Azzad Ethical Income Fund and the Azzad Ethical Midcap Fund, respectively.  As of December 31, 2007, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Azzad Ethical Income Fund	Azzad Ethical Mid-Cap Fund
June 30, 2005	June 30, 2008	$45,428	$43,988
June 30, 2006	June 30, 2009	16,872	5,032
June 30, 2007	June 30, 2010	5,222	7,484
June 30, 2008	June 30, 2011	1,627	13,775

Note 4. Capital Share Transactions

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares. There is no par-value on the capital stock.

The following is a summary of capital share activity for the year indicated:

Azzad Ethical Income Fund	Six Months End 12/31/2007		Year Ended 6/30/2007
	Shares	Amount	Shares	Amount
Shares Sold	108,759	$656,416	810,489	$4,453,983
Shares issued in reinvestment of distributions	11,429	66,289	8,325	45,787
Shares redeemed	(71,013)	(414,643)	(128,169)	(714,636)
Net Increase (Decrease)	(49,175)	308,062	690,645	$3,785,134

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

As of December 31, 2007 paid-in-capital totaled $6,167,720.

Azzad Ethical Midcap Fund	Six Months End 12/31/2007	Year Ended 6/30/2007
	Shares	Amount	Shares	Amount
Shares Sold	46,879	$491,705	318,538	$3,052,927
Shares issued in reinvestment of distributions	8,799	87,458	6,114	56,798
Shares redeemed	(16,124)	(159,563)	(340,674)	(3,155,784)
Net Increase (Decrease)	(39,554)	$(419,600)	(16,022)	$(46,059)

As of December 31, 2007 paid-in-capital totaled $3,263,462.

Note 5. Investment Transactions

For the six months ended December 31, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $12,614,112 and $10,167,366, respectively for the Azzad Ethical Income Fund and $6,345,449 and $4,616,714, respectively for the Azzad Ethical Midcap Fund.

Note 6. Tax Matters

For Federal income tax purposes, the cost of investments owned at December 31, 2007 was $5,795,931 and $2,853,180 for the Azzad Ethical Income Fund and Azzad Ethical Midcap Fund, respectively.

As of December 31, 2007 the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

	Appreciation	Depreciation	Net Appreciation(Depreciation)
Azzad Ethical Income Fund	$421,052	($72,673)	$348,379
Azzad Ethical Midcap Fund	$371,152	($25,905)	$345,247

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Azzad Ethical Income Fund	Value
Undistributed net investment income	$15,999
Undistributed capital gains	55,281
Unrealized appreciation on investments	348,379
$419,659

Azzad Ethical Midcap Fund	Value
Undistributed net investment loss	$(18,520)
Undistributed capital loss	(114,209)
Unrealized appreciation on investments	345,247
$212,518

The difference between book and tax cost for each Fund represents wash sale transactions.

On December 27, 2007 the Azzad Ethical Income Fund paid a dividend income gain of $0.01840 per share, a short-term capital gain of $0.1739 per share, and a long-term capital gain of $0.0584 for a total distribution of $282,229.

AZZAD FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 (UNAUDITED) (CONTINUED)

On December 27, 2007 the Azzad Ethical Midcap Fund paid a short-term capital gain of $0.0305 per share and a long-term capital gain of $0.5219 for a total distribution of $188,918.

Dividends and Distributions to Shareholders-The Funds record all dividends and distributions payable to shareholders on the ex-dividend date.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 7. Distribution Plan

Each Fund maintains a distribution ~~expense~~ plan (a “Plan”) pursuant to Rule 12b-1 under the Investment Company Act that allows each Fund to pay distribution expenditures incurred in connection with the sale and promotion of the Fund and the furnishing of services to shareholders of the Fund.  Each Plan provides that the Fund may pay up to a maximum on an annual basis of 0.25% of the average daily value of the net assets of the Fund.  As of July 1, 2007,  permitted expenditures include:  (i) commissions to sales personnel for selling shares of the Fund; (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions for services rendered in connection with the sale and distribution of shares of the Fund; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Fund; (v) the cost of preparing and distributing promotional materials; (vi) the costs of printing the Fund’s Prospectus and Statement of Additional Information for distribution to potential investors; (vii) other similar services that the Trustees determine are reasonably calculated to result in sales of shares of the Fund; and (viii) the costs of providing services to shareholders, including assistance in connection with inquiries related to shareholder accounts.  Because these expenses are paid out of the Fund’s assets on an ongoing basis, over time these expenses may increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  For the six months ended December 31, 2007, FolioFn Investments, Inc. (“FolioFn”) received $4,937 and $2,507 from the Income Fund and Mid Cap Fund, respectively, pursuant to the Plans.  At December 31, 2007, the Income Fund owed $8,741 to FolioFn and the Mid Cap Fund owed $3,273 to FolioFn, pursuant to the Plans.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2007, FolioFn, in aggregate, owned approximately 73% of the Income Fund and 47% of the Mid Cap Fund for the benefit of others.

Azzad Funds
Expense Illustration
December 31, 2007 (Unaudited)

Expense Example

As a shareholder of the Azzad Ethical Income Fund and Azzad Ethical Midcap Fund, you incur ongoing costs which typically consist of management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2007	December 31, 2007	July 1,2007 to December 31,2007

Actual	$1,000.00	$1,036.05	$9.75
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Azzad Ethical Mid Cap Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2007	December 31, 2007	July 1,2007 to December 31,2007

Actual	$1,000.00	$1,029.04	$9.72
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.63	$9.65

* Expenses are equal to the Fund's annualized expense ratio of 1.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AZZAD FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2007 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position & Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee Since 2000	2	Managing Director of IQRA International Education Foundation (publisher of religious books) (1995 to present)
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee Since 2000	2	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, and Year of Birth	Position and Length of Time Served with the Trust	Number of Portfolios Overseen	Principal Occupations During Past 5 Years and Current Directorships
Bashar Qasem [1] 3141 Fairview Park Drive Suite 460 Falls Church, VA 22402 Year of Birth: 1964	Chairman, Treasurer and Trustee Since 2001	2

President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management Inc. (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)

1 Bashar Qasem is considered "Interested” Trustee as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

The Adviser paid no trustee fees for the six months ended December 31, 2007.

AZZAD FUNDS

ADDITIONAL INFORMATION

December 31, 2007 (Unaudited) (CONTINUED)

PROXY VOTING POLICY

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Funds at 1-888-350-3369 or visiting our website at www.mutualss.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC's web site at http://www.sec.gov. The Funds’ Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 350-3369 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 22, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 13, 2008